RIGHT-OF-USE ASSETS AND LEASE LIABILITY - Disclosure of continuity of the cost and accumulated amortization of right-of-use assets (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Right Of Use Assets And Lease Liability [Abstract]
Opening balance	$ 61,198	$ 72,734
Additions		38,027
Amortization expense		(50,571)
Cumulative translation adjustment	1,677	1,008
Disposal of net liabilities due to loss of control	(62,875)
Closing balance	$ 0	$ 61,198